SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair values	81	—	—
Long term investments
Available-for-sale debt securities	—	—	230
Employee benefit plan assets	5	—	—

As of June 30, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair value	67	—	—
Long term investments
Available-for-sale debt securities	—	—	235
Employee benefit plan assets	5	—	—

Schedule of assets measured at fair value and lossess recognized

As of December 31, 2024		Fair Value Measurements at Reporting Date Using
		Significant
		Unobservable	Total
		Inputs	Loss for
Description	Fair Value	(Level 3)	the Year Ended
Property and equipment	23	23	56
Operating lease right-of-use assets	21	21	33
Intangible assets	2,102	2,102	391
Long-term investment	11	11	30
Assets held for sale	1,795	1,795	27

As of June 30, 2025		Fair Value Measurements at Reporting Date Using
		Significant	Total
		Unobservable	Loss for
		Inputs	the Six Months
Description	Fair Value	(Level 3)	Ended
Property and equipment	12	12	6
Operating lease right-of-use assets	45	45	23
Assets held for sale	888	888	9